Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions
Purchase consideration

Purchase consideration:
Cash	$2,173,080
Fair value of shares of common stock issued	1,224,126
Fair value of stock options issued and warrants	34,765

Fair value of consideration transferred	3,431,971
Fair value of equity interest in Western Coal held before the acquisition	314,231

Total consideration	$3,746,202

Fair value of assets acquired and liabilities assumed

	Preliminary September 30, 2011	Adjustments	Preliminary December 31, 2011	Recast Adjustments	Final
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	$34,065	$—	$34,065	$—	$34,065
Receivables	163,668	—	163,668	—	163,668
Inventories	122,012	(783)	121,229	—	121,229
Other current assets	65,606	20,869	86,475	23	86,498
Mineral interests	4,399,000	(1,407,000)	2,992,000	94,000	3,086,000
Property, plant and equipment	565,228	(4,334)	560,894	(6,702)	554,192
Goodwill	277,404	845,480	1,122,884	(57,844)	1,065,040
Other long-term assets	54,150	—	54,150	—	54,150

Total assets	5,681,133	(545,768)	5,135,365	29,477	5,164,842

Accounts payable and accrued liabilities	180,157	4,826	184,983	—	184,983
Other current liabilities	75,824	6,351	82,175	3,930	86,105
Deferred tax liability	1,576,896	(555,735)	1,021,161	25,547	1,046,708
Other long-term liabilities	102,054	(1,210)	100,844	—	100,844

Total liabilities	1,934,931	(545,768)	1,389,163	29,477	1,418,640

Net assets acquired	$3,746,202	$—	$3,746,202	$—	$3,746,202

Schedule of recast and previously reported condensed consolidated statement of operations

	Previously Reported	Recast Adjustments	As Recast
Depreciation and depletion	$245,509	$(14,828)	$230,681
Operating income	558,603	14,828	573,431
Income before income tax expense	479,995	14,828	494,823
Income tax expense	130,819	406	131,225
Net income	349,176	14,422	363,598
Net income per share:
Basic	$5.79	$0.24	$6.03

Diluted	$5.76	$0.24	$6.00

Schedule of recast and previously reported condensed consolidated statement of cash flows

	Previously Reported	Recast Adjustments	As Recast
Net Income	$349,176	$14,422	$363,598
Adjustments to reconcile net income to net cash flows provided by (used in) operating activities:
Depreciation and depletion	245,509	(14,828)	230,681
Deferred income tax credit	66,397	406	66,803

Revenue and earnings of the acquiree included in the Company's consolidated statements of operations

For the year ended December 31, 2011 Recast
Revenues	$846,682
Net income	$74,960

Schedule of unaudited pro forma financial information

	For the years ended December 31,
	2011	2010
Revenues	$2,795,566	$2,358,040
Net income	$418,419	$342,693

Schedule of revenues and earnings from acquisition date

Fair value of assets acquired and liabilities assumed:
Receivables	$5,439
Other current assets	340
Property, plant and equipment	210,323
Identifiable intangible asset	1,505

Total assets	217,607

Accounts payable & accrued liabilities	(4,282)
Asset retirement obligations	(3,361)

Total liabilities	(7,643)

Net assets acquired	$209,964